CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 08, 2020	Feb. 19, 2020	Feb. 10, 2020	Jan. 27, 2020	Dec. 31, 2019	Dec. 06, 2019
$7.5 Million Bridge Loan [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Face amount						$ 7.5	$ 7.5
$5.0 Million Convertible Debentures [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Face amount	$ 5.0	$ 5.0	$ 1.5	$ 1.5	$ 2.0